Income Taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income from Continuing and Discontinued Operations Before Income Taxes
Income from continuing and discontinued operations before income taxes is comprised of the following:

			Three months	Year ended
	Year ended March 31,		ended March 31,	December 31,
	2014	2013	2012	2011
Domestic (Israel)	$190,233	$65,934	$26,241	$78,499
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	253,355	268,735	38,953	129,330

Income from continuing and discontinued operations before taxes	$443,588	$334,669	$65,194	$207,829

Components of Taxes on Income
Taxes on income are comprised of the following:

			Three months	Year ended
	Year ended March 31,		ended March 31,	December 31,
	2014	2013	2012	2011
Current taxes	$106,561	$93,165	$9,352	$48,502
Prior years’ (benefits) taxes	(124)	(6,544)	4,364	(2,577)
Deferred income (benefits) taxes	(23,708)	(18,822)	4,075	(21,374)

	$82,729	$67,799	$17,791	$24,551

Domestic	$16,852	$1,139	$1,730	$3,993
Foreign	65,877	66,660	16,061	20,558

	$82,729	$67,799	$17,791	$24,551

Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate
Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

			Three months	Year ended
	Year ended March 31,		ended March 31,	December 31,
	2014	2013	2012	2011
Statutory tax rate (In Israel)	25%	25%	24%	24%
(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs	(5%)	(4%)	(4%)	(5%)
Different tax rates applicable to non-Israeli subsidiaries	(2%)	1%	1%	(3%)
Uncertain tax positions, net	1%	(3%)	(1%)	(3%)
Taxes (benefits) from prior years	(0%)	1%	7%	(1%)

Effective consolidated tax rate	19%	20%	27%	12%

Components of Current Taxes
Current taxes are calculated at the following rates:

			Three months	Year ended
	Year ended March 31,		ended March 31,	December 31,
	2014	2013	2012	2011
On Israeli operations (not including “Approved Enterprise”)	25.0%	25.0%	24.0%	24.0%
On U.S. operations *	35.0%	35.0%	35.0%	35.0%
On Canadian operations *	25.0%	25.0%	25.0%	26.5%
On U.K. operations *	23.0%	24.0%	26.5%	26.5%
On Ireland operations *	12.5%	12.5%	12.5%	12.5%

Schedule of Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2014	2013
Deferred tax assets:
Net operating loss carryforward	$12,347	$11,574
Deferred revenue	23,343	16,146
Property, plant, and equipment	1,224	1,507
Accrued expenses	91,603	78,192
Bad debt allowance	38	36
Amortization and impairment	5,917	6,301
Other, net	12,695	9,323

Total deferred tax assets	147,167	123,079
Valuation allowance for deferred tax assets	(13,573)	(13,082)

Net deferred tax assets	133,594	109,997

Deferred tax liabilities:
Property, plant, and equipment	(1,739)	(1,879)
Other, net	(343)	(326)

Total deferred tax liabilities	(2,082)	(2,205)

Net deferred tax assets	$131,512	$107,792

Domestic	$9,990	$5,162
Foreign	121,522	102,630

	$131,512	$107,792

Schedule of Deferred Income Taxes Presented in Balance Sheet

The deferred income taxes are presented in the balance sheet as follows:

	March 31,
	2014	2013
Among current assets (“other receivables and prepaid expenses”)	$128,689	$104,508
Long-term deferred income tax assets	4,905	5,489
Among short-term liabilities	(343)	(326)
Among long-term liabilities	(1,739)	(1,879)

	$131,512	$107,792

Schedule of Uncertain Tax Positions
Uncertain tax positions:

	March 31,
	2014	2013	2012
Unrecognized tax exposure at beginning of year	$6,634	$13,828	$14,425
Increases as a result of positions taken in prior period	146	1,912	92
Decreases as a result of positions taken in prior period	(1,815)	(115)	—
Increases as a result of positions taken in current period	1,893	1,495	36
Decreases as a result of positions taken in current period	—	—	(725)
Decreases due to settlements with tax authorities	—	(10,216)	—
Decreases due to expiration of statute of limitations	—	(270)	—

Unrecognized tax exposure at end of year	$6,858	$6,634	$13,828